Effective Income Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax [Line Items]
Effective tax rate	37.00%	32.00%	30.00%	5.00%	40.00%